Note 7 - Income Tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
After tax effect of expense not deductible in determining profit (loss)	$ 66	$ 65
Charge related to withholding taxes for intra group international operations	$ 34	$ 26
ARGENTINA
Statement Line Items [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			$ (46)
UNITED STATES
Statement Line Items [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			$ (15)